Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities [Table Text Block]

	2020	2019	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$31,569	$22,216	Approximately 1 year(1)
Costs being recovered through basic rates and charges	13,861	15,182	Approximately 1 year(1)
Total current regulatory assets	45,430	37,398
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	149,374	176,646	Various (2)
Deferred MISO costs	61,267	74,660	Through 2026(1)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	5,975	7,030	Through 2026(1)(3)
Unamortized reacquisition premium on debt	17,018	18,330	Over remaining life of debt
Environmental projects	74,637	78,021	Through 2046(1)(3)
COVID-19	6,391	—	To be determined
TDSIC projects	2,747	—	36.3 years(1)(3)
Petersburg Unit 1 retirement	74,545	—	Through 2035(3)(5)
Other miscellaneous	847	927	Various (4)
Total long-term regulatory assets	392,801	355,614
Total regulatory assets	$438,231	$393,012
Regulatory Liabilities
Current:
Overcollections and other credits being passed
to customers through rate riders	$29,493	$51,790	Approximately 1 year(1)
FTRs	543	864	Approximately 1 year(1)
Total current regulatory liabilities	30,036	52,654
Long-term:
ARO and accrued asset removal costs	723,897	719,680	Not applicable
Deferred income taxes payable to customers through rates	112,957	122,156	Various
Long-term portion of credits being passed to customers
through rate riders	—	3,337	Through 2020
Other miscellaneous	2,506	1,257	To be determined
Total long-term regulatory liabilities	839,360	846,430
Total regulatory liabilities	$869,396	$899,084

(1)Recovered (credited) per specific rate orders
(2)IPL receives a return on its discretionary funding
(3)Recovered with a current return
(4) The majority of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery is probable, but the timing is not yet determined.
(5) Recovered per regulatory precedent.

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Regulatory Assets And Liabilities [Table Text Block]

	2020	2019	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Undercollections of rate riders	$31,569	$22,216	Approximately 1 year(1)
Costs being recovered through basic rates and charges	13,861	15,182	Approximately 1 year(1)
Total current regulatory assets	45,430	37,398
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	149,374	176,646	Various(2)
Deferred MISO costs	61,267	74,660	Through 2026(1)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	5,975	7,030	Through 2026(1)(3)
Unamortized reacquisition premium on debt	17,018	18,330	Over remaining life of debt
Environmental projects	74,637	78,021	Through 2046(1)(3)
COVID-19	6,391	—	To be determined
TDSIC projects	2,747	—	36.3 years(1)(3)
Petersburg Unit 1 retirement	74,545	—	Through 2035(3)(5)
Other miscellaneous	847	927	Various(4)
Total long-term regulatory assets	392,801	355,614
Total regulatory assets	$438,231	$393,012
Regulatory Liabilities
Current:
Overcollections and other credits being passed
to customers through rate riders	$29,493	$51,790	Approximately 1 year(1)
FTRs	543	864	Approximately 1 year(1)
Total current regulatory liabilities	30,036	52,654
Long-term:
ARO and accrued asset removal costs	723,897	719,680	Not applicable
Deferred income taxes payable to customers through rates	112,957	122,156	Various
Long-term portion of credits being passed to customers
through rate riders	—	3,337	Through 2020
Other miscellaneous	2,506	1,257	To be determined
Total long-term regulatory liabilities	839,360	846,430
Total regulatory liabilities	$869,396	$899,084

(1)Recovered (credited) per specific rate orders
(2)IPL receives a return on its discretionary funding
(3)Recovered with a current return
(4) The majority of these costs are being recovered in basic rates and charges through 2026. For the remainder, recovery is probable, but the timing is not yet determined.
(5) Recovered per regulatory precedent.